Subsequent Events (Details) - USD ($)					11 Months Ended	12 Months Ended
	Jun. 27, 2024	Apr. 30, 2024	Mar. 31, 2024	Aug. 09, 2021	Mar. 31, 2022	Mar. 31, 2024	Nov. 30, 2023	Oct. 31, 2023	Jun. 19, 2023	Mar. 31, 2023
Subsequent Events [Line Items]
Registered capital percentage						50.00%
Total consideration (in Dollars)			$ 75,000,000			$ 56,250,000
Cash consideration (in Dollars)						18,750,000
Authorized issued share capital (in Dollars)					$ 10,017,200	$ 139,339,849
Ordinary shares, shares issued (in Shares)			438,336,843			438,336,843				69,763,933
Ordinary shares, shares outstanding (in Shares)			437,170,960			437,170,960				68,598,050
Issuance of ordinary shares (in Shares)								25,017,480
Sell an aggregate price per share				$ 1.58
Ordinary share par value			$ 0.0001			$ 0.0001			$ 0.0001	$ 0.0001
Net proceeds (in Dollars)						$ 62,600,000
Minimum [Member]
Subsequent Events [Line Items]
Warrants to purchase price per share						$ 0.3555
Maximum [Member]
Subsequent Events [Line Items]
Warrants to purchase price per share						$ 1.0665
Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized issued share capital (in Dollars)					$ 1,902	$ 36,147
Authorized issued share capital shares (in Shares)					19,020,000	361,474,910
Ordinary share par value									$ 0.0001
Tianjin Wangyi Cloud Technology Co., Ltd [Member]
Subsequent Events [Line Items]
Equity interest rate			12.50%			12.50%
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized issued share capital (in Dollars)		$ 500,000
Authorized issued share capital shares (in Shares)		5,000,000,000
Ordinary shares, par value		$ 0.0001
Subsequent Event [Member] | Webao Limited [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued (in Shares)		7,980,800
Ordinary shares, shares outstanding (in Shares)		7,980,800
Common Class A [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized issued share capital (in Dollars)		$ 500,000
Authorized issued share capital shares (in Shares)		4,500,000,000
Ordinary shares, par value		$ 0.0001
Common Class A [Member] | Subsequent Event [Member] | Webao Limited [Member]
Subsequent Events [Line Items]
Ordinary shares, par value		$ 0.0001
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Authorized issued share capital shares (in Shares)		500,000,000
Ordinary shares, par value		$ 0.0001
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Webao Limited [Member]
Subsequent Events [Line Items]
Ordinary shares, par value		$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Sell an aggregate shares (in Shares)	220,000,050
Ordinary share par value	$ 0.0001
Aggregate purchase price (in Dollars)	$ 62,600,000
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrants to purchase price per share	$ 0.3555
Forecast [Member] | Common Class A [Member]
Subsequent Events [Line Items]
Sell an aggregate price per share	$ 0.2844
Private Placement [Member]
Subsequent Events [Line Items]
Issuance of ordinary shares (in Shares)							37,256,230
Sell an aggregate shares (in Shares)				6,340,000
Ordinary share par value				$ 0.0001